Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) - $ / shares		12 Months Ended
	Jun. 11, 2014	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		850,058	299,895
Warrants, Issued			837,602
Warrants, Exchanged	(243,699)		(248,144)
Warrants, Exercised		(517,035)	(39,295)
Warrants, Forfeited/Cancelled		(206,815)
Warrants, Rounding due to July 29, 2015 reverse stock split		(2)
Number of Shares, Outstanding, Ending balance		126,206	850,058
Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 8.64	$ 22.50
Weighted Average Exercise Price, Issued			8.64
Weighted Average Exercise Price, Exchanged			22.5
Weighted Average Exercise Price, Exercised		1.79	8.64
Weighted Average Exercise Price, Forfeited/Cancelled		11.25
Weighted Average Exercise Price, Outstanding, Ending balance		1.79	8.64
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		300.00	300.00
Weighted Average Exercise Price, Exercised		6.72
Weighted Average Exercise Price, Outstanding, Ending balance		300.00	300.00
Weighted Average
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		10.31	24.83
Weighted Average Exercise Price, Issued			8.64
Weighted Average Exercise Price, Exchanged			22.50
Weighted Average Exercise Price, Exercised		2.40	8.64
Weighted Average Exercise Price, Forfeited/Cancelled		11.25
Weighted Average Exercise Price, Outstanding, Ending balance		$ 15.82	$ 10.31
January Two Thousand Thirteen Financing
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		33,750	33,750
Number of Shares, Outstanding, Ending balance		33,750	33,750
March Two Thousand Thirteen Financing
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		16,667	16,667
Number of Shares, Outstanding, Ending balance		16,667	16,667
July 2013 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			243,699
Warrants, Exchanged			(243,699)
July 2013 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			4,445
Warrants, Exchanged			(4,445)
October 2014 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		258,519
Warrants, Issued			258,519
Warrants, Exercised		(246,108)
Warrants, Rounding due to July 29, 2015 reverse stock split		(3)
Number of Shares, Outstanding, Ending balance		12,408	258,519
October 2014 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		62,045
Warrants, Issued			62,045
Warrants, Rounding due to July 29, 2015 reverse stock split		2
Number of Shares, Outstanding, Ending balance		62,047	62,045
October 2014 Financing [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		219,224
Warrants, Issued			258,519
Warrants, Exercised		(12,409)	(39,295)
Warrants, Forfeited/Cancelled		(206,815)
Number of Shares, Outstanding, Ending balance			219,224
October 2014 Financing [Member] | Series C Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		258,519
Warrants, Issued			258,519
Warrants, Exercised		(258,518)
Warrants, Rounding due to July 29, 2015 reverse stock split		(1)
Number of Shares, Outstanding, Ending balance			258,519
Skin Care [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		1,334	1,334
Number of Shares, Outstanding, Ending balance		1,334	1,334